SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
A.	Basis of presentation:
The consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) applied on a consistent basis.
Use of Estimates, Policy [Policy Text Block]
B.	Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S dollar ("dollar") since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future. Part of the transactions of BCT are recorded in new Israeli shekels ("NIS"); however, a substantial portion of BCT’s costs are incurred in dollars or linked to the dollar. Accordingly, management has designated the dollar as the currency of BCT’s primary economic environment and thus it is their functional and reporting currency.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10, "Foreign Currency Translation". All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

Consolidation, Policy [Policy Text Block]
D.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, BCT. Intercompany balances and transactions have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
E.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.
Property, Plant and Equipment, Policy [Policy Text Block]
F.	Property and equipment:

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Office furniture and equipment	7
Computer software and electronic equipment	33
Laboratory equipment	15
Leasehold improvements	Over the shorter of the lease term (including the option) or useful life

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
G.	Impairment of long-lived assets:

The Company’s and BCT’s long-lived assets are reviewed for impairment in accordance with ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During 2012 and 2011, no impairment losses were identified.

Severance Pay, Policy [Policy Text Block]
H.	Severance pay:

The liability of BCT for severance pay is calculated pursuant to the Severance Pay Law in Israel, based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date and is presented on an undiscounted basis.

BCT’s employees are entitled to one month's salary for each year of employment or a portion thereof. BCT’s liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Severance Pay Law in Israel or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Fair Value of Financial Instruments, Policy [Policy Text Block]
I.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, deposits, accounts receivable and prepaid expenses, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
J.	Accounting for stock-based compensation:

The Company applies ASC 718-10, "Share-Based Payment,” which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors including employee stock options under the Company's stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expense for the value of non-employee awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each award, net of estimated forfeitures.

The Company recognizes compensation expense for the value of employee awards that have graded vesting, based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company estimates the fair value of restricted shares based on the market price of the shares at the grant date and estimates the fair value of stock options granted using a Black-Scholes options pricing model. The option-pricing model requires a number of assumptions, of which the most significant are, expected stock price volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements over the period, equal to the expected option term. The expected option term was calculated for options granted to employees and directors in accordance with SAB 107 and SAB 110, using the "simplified" method. Grants to non-employees are based on the contractual term. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.

Earnings Per Share, Policy [Policy Text Block]
K.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of shares outstanding during each year. Diluted net loss per share is computed based on the weighted average number of shares outstanding during each year, plus the dilutive potential of the Common Stock considered outstanding during the year, in accordance with ASC 260-10, "Earnings per Share".

All outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share for the year ended December 31, 2012 and December 31, 2011, since all such securities have an anti-dilutive effect.

Research and Development Expense, Policy [Policy Text Block]
L.	Research and development expenses, net:

Research and development expenses, are charged to the statement of operations as incurred.

Royalty-bearing grants from the Government of Israel for funding approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs since at the time received it is not probable the Company will generate sales from these projects and pay the royalties resulting from such sales.

Income Tax, Policy [Policy Text Block]
M.	Income taxes:

The Company and BCT accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carry forwards. Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.